Provision for Legal Claims (Details) - Schedule of probable likelihood of loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Provision for Legal Claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	R$ 1,485	R$ 824
Ending balance	1,445	1,485
Additions	1,270	861
Monetary restatement	186	105
Reversals	(52)	(365)
Payments	(1,444)
Acquisition Agrifirma		60
Labor [Member]
Provision for Legal Claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	1,018	802
Ending balance	1,013	1,018
Additions	1,010	418
Monetary restatement	150	103
Reversals	279	(365)
Payments	(1,444)
Acquisition Agrifirma		60
Administrative [Member]
Provision for Legal Claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	67
Ending balance		67
Additions		65
Monetary restatement	2	2
Reversals	(69)
Payments
Tax [Member]
Provision for Legal Claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	400	22
Ending balance	432	400
Additions	260	378
Monetary restatement	34
Reversals	(262)
Payments
Acquisition Agrifirma